Schedule of Change in Fair Value Instruments (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities, Beginning balance	$ 0
Initial Measurement on the Closing Date	244,062
Changes in fair value of Private Placement Warrant liability	183,568
Fair value of liabilities	$ 427,630